Note 10. Related Party	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 10. RELATED PARTY

The Company engages a law firm to provide legal services to the Company which employed as a Partner a family member of the Company’s President and Chief Executive Officer. Total fees paid to this firm were approximately $55,000, $136,000 and $382,000 in 2013, 2012 and 2011, respectively. The amount due to the firm included in accounts payable was $0 as of December 31, 2013 and 2012, respectively.